                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                   FORM N-CSR

Investment Company Act file number 811-43

                                INVESTMENT TRUST
                             ----------------------
               (Exact Name of Registrant as Specified in Charter)

                 Two International Place, Boston, MA 02110-4103
                 ----------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, including Area Code: (617) 295-2663
                                                            --------------

                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                     ---------------------------------------
                     (Name and Address of Agent for Service)

Date of fiscal year end:        9/30

Date of reporting period:       9/30/04

ITEM 1.  REPORT TO STOCKHOLDERS

[Scudder Investments logo]

Scudder Capital Growth Fund

Annual Report to Shareholders

September 30, 2004

Contents

<Click Here> Performance Summary

<Click Here> Information About Your Fund's Expenses

<Click Here> Portfolio Management Review

<Click Here> Portfolio Summary

<Click Here> Investment Portfolio

<Click Here> Financial Statements

<Click Here> Financial Highlights

<Click Here> Notes to Financial Statements

<Click Here> Report of Independent Registered Public Accounting Firm

<Click Here> Tax Information

<Click Here> Trustees and Officers

<Click Here> Account Management Resources

This report must be preceded or accompanied by a prospectus. To obtain a prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the fund. Please read the prospectus carefully before you invest.

Investments in mutual funds involve risk. Some funds have more risk than others. The fund is subject to stock market risk, meaning stocks in the fund may decline in value for extended periods of time due to the activities and financial prospects of individual companies, or due to general market and economic conditions. Please read this fund's prospectus for specific details regarding its investments and risk profile.

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc., Deutsche Asset Management Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

Fund shares are not FDIC-insured and are not deposits or other obligations of, or guaranteed by, any bank. Fund shares involve investment risk, including possible loss of principal.

Performance Summary September 30, 2004

Classes A, B, C, R and Institutional

All performance shown is historical, assumes reinvestment of all dividends and capital gains, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Please visit scudder.com for the product's most recent month-end performance.

The maximum sales charge for Class A shares is 5.75%. For Class B shares, the maximum contingent deferred sales charge (CDSC) is 4% within the first year after purchase, declining to 0% after six years. Class C shares have no adjustment for front-end sales charges but redemptions within one year of purchase may be subject to a CDSC of 1%. Unadjusted returns do not reflect sales charges and would have been lower if they had. Class R and Institutional Class shares are not subject to sales charges.

Returns and rankings during all periods shown reflect a fee waiver and/or expense reimbursement. Without this waiver/reimbursement returns and rankings would have been lower.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns and rankings may differ by share class.

Returns shown for Class A, B and C shares prior to their inception June 25, 2001 and for Class R shares prior to its inception November 3, 2003 are derived from the historical performance of Class AARP shares of the Scudder Capital Growth Fund during such periods and have been adjusted to reflect the higher gross total annual operating expenses of each specific class. Any difference in expenses will affect performance.

Average Annual Total Returns (Unadjusted for Sales Charge) as of 9/30/04
Scudder Capital Growth Fund	1-Year	3-Year	5-Year	10-Year
Class A	8.58%	.47%	-4.84%	7.89%
Class B	7.80%	-.29%	-5.58%	7.04%
Class C	7.79%	-.28%	-5.56%	7.07%
Class R	8.41%	.18%	-5.14%	7.54%
S&P 500 Index+	13.87%	4.05%	-1.31%	11.08%
Russell 1000 Growth Index++	7.51%	1.61%	-6.78%	8.71%

Scudder Capital Growth Fund	1-Year	Life of Class*
Institutional Class**	9.08%	6.39%
S&P 500 Index+	13.87%	11.83%
Russell 1000 Growth Index++	7.51%	9.72%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

* Institutional Class shares commenced operations on August 19, 2002. Index returns begin August 31, 2002.
** On August 13, 2004, Class I shares of the Fund were consolidated with Institutional Class shares.

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)
[] Scudder Capital Growth Fund - Class A [] S&P 500 Index+ [] Russell 1000 Growth Index++

Yearly periods ended September 30

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

Comparative Results (Adjusted for Maximum Sales Charge) as of 9/30/04
Scudder Capital Growth Fund		1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$10,233	$9,559	$7,355	$20,147
	Average annual total return	2.33%	-1.49%	-5.96%	7.26%
Class B	Growth of $10,000	$10,480	$9,714	$7,444	$19,754
	Average annual total return	4.80%	-.96%	-5.73%	7.04%
Class C	Growth of $10,000	$10,779	$9,915	$7,513	$19,797
	Average annual total return	7.79%	-.28%	-5.56%	7.07%
Class R	Growth of $10,000	$10,841	$10,053	$7,682	$20,681
	Average annual total return	8.41%	.18%	-5.14%	7.54%
S&P 500 Index+	Growth of $10,000	$11,387	$11,263	$9,363	$28,612
	Average annual total return	13.87%	4.05%	-1.31%	11.08%
Russell 1000 Growth Index++	Growth of $10,000	$10,751	$10,490	$7,039	$23,060
	Average annual total return	7.51%	1.61%	-6.78%	8.71%

The growth of $10,000 is cumulative.

+ The Standard & Poor's (S&P) 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.
++ The Russell 1000 Growth Index consists of those stocks in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values.
Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Comparative Results as of 9/30/04
Scudder Capital Growth Fund		1-Year	Life of Class*
Institutional Class**	Growth of $1,000,000	$1,090,800	$1,140,000
	Average annual total return	9.08%	6.39%
S&P 500 Index+	Growth of $1,000,000	$1,138,700	$1,262,600
	Average annual total return	13.87%	11.83%
Russell 1000 Growth Index++	Growth of $1,000,000	$1,075,100	$1,213,300
	Average annual total return	7.51%	9.72%

The growth of $1,000,000 is cumulative.

The minimum investment for the Institutional Class is $1,000,000.

* Institutional Class shares commenced operations on August 19, 2002. Index returns begin August 31, 2002.
** On August 13, 2004, Class I shares of the Fund were consolidated with Institutional Class shares.
+ The Standard & Poor's (S&P) 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.
++ The Russell 1000 Growth Index consists of those stocks in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values.
Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.
Net Asset Value and Distribution Information
	Class A	Class B	Class C	Class R	Institutional Class
Net Asset Value: 9/30/04	$ 40.26	$ 39.25	$ 39.27	$ 40.46	$ 40.64
11/03/03 (commencement of operations for Class R)	$ -	$ -	$ -	$ 39.45	$ -
9/30/03	$ 37.08	$ 36.43	$ 36.44	$ -	$ 37.32
Distribution Information: Twelve Months: Income Dividends as of 9/30/04	$ -	$ -	$ -	$ .03	$ .07

Class A Lipper Rankings - Large-Cap Growth Funds Category as of 9/30/04
Period	Rank		Number of Funds Tracked	Percentile Ranking
1-Year	186	of	631	30
3-Year	235	of	513	46

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return unadjusted for sales charges with distributions reinvested. If sales charges had been included, rankings might have been less favorable. Rankings are for Class A shares; other share classes may vary.

Class AARP and Class S

Class AARP has been created especially for members of AARP.

All performance shown is historical, assumes reinvestment of all dividends and capital gains, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Please visit aarp.scudder.com (Class AARP) or myScudder.com (Class S) for the product's most recent month-end performance.

Returns and rankings during all periods shown reflect a fee waiver and/or expense reimbursement. Without this waiver/reimbursement returns and rankings would have been lower.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns and rankings may differ by share class.

Returns shown for Class S shares prior to its inception on July 17, 2000 are derived from the historical performance of Class AARP shares of the Scudder Capital Growth Fund during such periods and have assumed the same expense structure during such periods. Any difference in expenses will affect performance.

Average Annual Total Returns as of 9/30/04
Scudder Capital Growth Fund	1-Year	3-Year	5-Year	10-Year
Class AARP	8.93%	.75%	-4.58%	8.19%
Class S	8.90%	.75%	-4.58%	8.19%
S&P 500 Index+	13.87%	4.05%	-1.31%	11.08%
Russell 1000 Growth Index++	7.51%	1.61%	-6.78%	8.71%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

Net Asset Value and Distribution Information
	Class AARP	Class S
Net Asset Value: 9/30/04	$ 40.61	$ 40.59
9/30/03	$ 37.30	$ 37.31
Distribution Information: Twelve Months: Income Dividends as of 9/30/04	$ .02	$ .02

Class AARP Lipper Rankings - Large-Cap Growth Funds Category as of 9/30/04
Period	Rank		Number of Funds Tracked	Percentile Ranking
1-Year	165	of	631	27
3-Year	216	of	513	43
5-Year	148	of	371	40
10-Year	44	of	116	38

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return with distributions reinvested. Rankings are for Class AARP shares; other share classes may vary.

Growth of an Assumed $10,000 Investment
[] Scudder Capital Growth Fund - Class AARP [] S&P 500 Index+ [] Russell 1000 Growth Index++

Yearly periods ended September 30

Comparative Results as of 9/30/04
Scudder Capital Growth Fund		1-Year	3-Year	5-Year	10-Year
Class AARP	Growth of $10,000	$10,893	$10,227	$7,912	$21,973
	Average annual total return	8.93%	.75%	-4.58%	8.19%
Class S	Growth of $10,000	$10,890	$10,227	$7,912	$21,973
	Average annual total return	8.90%	.75%	-4.58%	8.19%
S&P 500 Index+	Growth of $10,000	$11,387	$11,263	$9,363	$28,612
	Average annual total return	13.87%	4.05%	-1.31%	11.08%
Russell 1000 Growth Index++	Growth of $10,000	$10,751	$10,490	$7,039	$23,060
	Average annual total return	7.51%	1.61%	-6.78%	8.71%

The growth of $10,000 is cumulative.

+ The Standard & Poor's (S&P) 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.
++ The Russell 1000 Growth Index consists of those stocks in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values.
Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section. The following table is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period the Fund limited these expenses; had it not done so, expenses would have been higher. The table is based on an investment of $1,000 made at the beginning of the six-month period ended September 30, 2004.

The table illustrates your Fund's expenses in two ways:

• Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended September 30, 2004
Actual Fund Return	Class A	Class B	Class C	Class R	Class AARP	Class S	InstitutionalClass
Beginning Account Value 4/1/04	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 9/30/04	$ 978.80	$ 975.70	$ 975.40	$ 977.50	$ 980.90	$ 980.70	$ 981.40
Expenses Paid per $1,000*	$ 6.17	$ 9.97	$ 9.85	$ 7.45	$ 4.22	$ 4.97	$ 3.68
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class R	Class AARP	Class S	InstitutionalClass
Beginning Account Value 4/1/04	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 9/30/04	$ 1,018.83	$ 1,014.98	$ 1,015.10	$ 1,017.53	$ 1,020.80	$ 1,020.05	$ 1,021.36
Expenses Paid per $1,000*	$ 6.30	$ 10.17	$ 10.05	$ 7.60	$ 4.31	$ 5.07	$ 3.75

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.
Annualized Expense Ratios+	Class A	Class B	Class C	Class R	Class AARP++	Class S	InstitutionalClass
Scudder Capital Growth Fund	1.24%	2.01%	1.99%	1.50%	.85%	1.00%	.74%

+ The expense ratio reflects a change to expenses within the most recent six-month period. Effective April 1, 2004, the Fund directly bears the cost of those expenses formerly covered under an Administrative Agreement. See Note C in Notes to Financial Statements.
++ The expense ratio includes a one-time adjustment. Without the effect of this adjustment the annualized expense ratio would have been 0.90%.

For more information, please refer to the Fund's prospectuses.

Portfolio Management Review

Scudder Capital Growth Fund: A Team Approach to Investing

Deutsche Investment Management Americas Inc. ("DeIM" or the "Advisor"), which is part of Deutsche Asset Management, is the investment advisor for Scudder Capital Growth Fund. DeIM and its predecessors have more than 80 years of experience managing mutual funds and DeIM provides a full range of investment advisory services to institutional and retail clients. DeIM is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

DeIM is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail, private and commercial banking, investment banking and insurance.

Portfolio Management Team

Julie M. Van Cleave, CFA

Managing Director of Deutsche Asset Management and portfolio manager of the fund.

• Joined Deutsche Asset Management and the fund in 2002.

• Head of Large Cap Growth.

• Previous experience includes 19 years of investment industry experience at Mason Street Advisors, most recently serving as Managing Director and team leader for the large cap investment team.

• MBA, University of Wisconsin - Madison.

Jack A. Zehner

Director of Deutsche Asset Management and portfolio manager of the fund.

• Joined Deutsche Asset Management and the fund in 2002.

• Previous experience includes nine years of investment industry experience at Mason Street Advisors where he served most recently as Director - Common Stock.

• MBA, Marquette University.

Thomas J. Schmid, CFA

Director of Deutsche Asset Management and portfolio manager of the fund.

• Joined Deutsche Asset Management and the fund in 2002.

• Previous experience includes 16 years of investment industry experience, most recently serving as Director - Common Stock at Mason Street Advisors.

• MBA, University of Chicago.

In the following interview, Portfolio Managers Julie M. Van Cleave, Thomas J. Schmid and Jack A. Zehner discuss Scudder Capital Growth Fund's performance, the team's strategy and the market environment during the fund's most recent fiscal year ended September 30, 2004.

Q: Will you describe the market environment for growth stocks during the past 12 months?

A: During the latter portion of 2003 through the first three quarters of 2004, both bullish and bearish data points were plentiful within the stock market. On the positive side, the market benefited from continued economic growth, strong corporate earnings, a resilient consumer and low interest rates. On the negative side, we saw anemic employment growth, stubbornly high commodity prices (such as oil and steel) and a number of unwelcome geopolitical events, such as the ongoing insurgency in Iraq. In the end, the positive outweighed the negative during this period as both the stock market in general, the fund and its benchmark indices all posted strong gains.

While market performance was positive during the period, market leadership changed rather dramatically over the last few months. As positive earnings surprises became less frequent and consensus earnings estimates were marginally reduced in some sectors, it became apparent that the growth rate of the economy and corporate earnings, while still squarely positive, had begun to slow. This slowing growth prompted investors to reassess the degree of risk they were willing to accept, and many began to gravitate toward higher-quality companies capable of producing consistent earning growth and away from the smaller-capitalization, more cyclical stocks that had significantly outperformed in 2003.1

1 "Cyclical" describes companies and industries subject to a pattern (cycle) of growth and decline, often related to greater trends in the economy.

Q: How did the fund perform during its most recent fiscal year?

A: For the 12-month period ended September 30, 2004, Scudder Capital Growth Fund posted an 8.58% return, compared with the 7.51% return of the Russell 1000 Growth Index and the 13.87% return of the S&P 500 index. (Fund return is for Class A shares unadjusted for sales charges. If sales charges had been included, return would have been lower. Past performance is no guarantee of future results.) In addition, the fund's return exceeded the 7.12% average return of large-cap growth funds as reported by Lipper Inc.2 (Please see pages 3 through 7 for performance of other share classes and more complete performance information.)

2 Source: Lipper Inc. The Lipper Large-Cap Growth Funds category is an unmanaged group of mutual funds that primarily invest in large-cap stocks with a greater-than-average growth orientation compared with the overall market. Returns reflect the reinvestment of all distributions. It is not possible to invest directly in the category.

Q: What helped the fund's performance?

A: Through our top-down sector allocation, our overweight in the energy sector proved to be quite additive to performance.3 While oil prices approached near all-time highs in nominal terms by the end of the period, our investment thesis remained focused on the long-term growth opportunities for the energy sector created by underinvestment in the exploration and production of new reserves. One portfolio holding, oil and gas company EOG Resources, Inc., has been investing in the development of new reserves and has been an industry leader in this regard. The company raised its forecast for production growth based on the potential of its assets in the Barnett Shale region of Texas. EOG's shares surged during the period, rewarding our significant overweight. Another point of emphasis within the energy sector remains the energy equipment and service industry, as these firms provide the necessary tools for increased exploration. Schlumberger Ltd. and Baker Hughes, Inc. are examples of the industry's strength, both showing strong gains for the 12-month period.

3 "Overweight" means the fund holds a higher weighting in a given sector than the benchmark index. "Underweight" means the fund holds a lower weighting in a given sector than the benchmark index.

Security selection within the health care sector also proved positive for relative performance during the period. UnitedHealth Group, Inc. completed its acquisition of Oxford Health Plans, enhancing its leadership position within its industry and giving it a more meaningful presence in the key metro New York market. Shares of UnitedHealth Group surged over the last 12 months. Additionally within the health care sector, we continue to emphasize the biotechnology and medical equipment industries, as opportunities for additional growth appear plentiful. Examples of strength within these industries include Genentech, Inc. and Gilead Sciences, Inc. Shares of these biotech companies gained nicely over the last year. Within the medical equipment space, shares of orthopedic company Zimmer Holdings, Inc. rose based on strong demand for the company's artificial joint replacement products.

Positioning in the consumer discretionary sector also added to performance. Particular strength was visible in the Hotels, Restaurants & Leisure industry. Gaming-machine manufacturer International Game Technology saw its stock soar based on strong demand for cashless slot machines and the potential for continued expansion of slot machine gaming. Yum! Brands Inc., the franchiser of KFC, Pizza Hut and Taco Bell quick-service restaurants was another strong gain during the period.

Q: What detracted from performance during the period?

A: Our positioning in the technology and consumer staples sectors detracted from overall performance during the annual period. Despite reducing our exposure to the highly cyclical semiconductor and semiconductor equipment industry, weakness was visible in industry constituents Intel Corp. and Texas Instruments, Inc. Within the consumer staples sector, Colgate Palmolive Co. declined after reporting that earnings would fall short of consensus estimates. The company, which had a long history of consistent earnings growth, pointed to rising raw materials costs and higher marketing expenses as the reason for the earnings disappointment.

Q: How are you positioning the portfolio at present?

A: While we continue to believe that economic expansion and corporate earnings growth are sustainable through 2004 and beyond, a good deal of uncertainty remains in the market. We are confident that our approach to large-cap growth investing performs well in times of market uncertainty. This has been the case to date in 2004. As the market broadened, our dedication to a diversified, high-quality portfolio has been rewarded.

As the Federal Reserve gradually raises interest rates and commodity prices remain high, we continue to look for quality companies that can offset these trends. In terms of sector allocation, while we continue to maintain a strong exposure to the technology and consumer discretionary sectors, we have reduced the portfolio's cyclicality and have emphasized those companies with more consistent earnings growth. As previously mentioned, we continue to focus on the medical devices and biotechnology industries within the health care sector. Finally, our strategic overweight to energy remains in place and continues to be additive to performance.

Q: How do you assess the market for large-cap stocks?

A: As it has become increasingly likely that the rate of economic and earnings growth will slow as the cycle of business expansion matures, market leadership continues to shift to those sectors with more sustainable earnings growth and to higher-quality companies across each sector. In the near term, as the economic and geopolitical landscapes continue to evolve, the stock market appears content to take a wait-and-see approach. Longer term, however, it is important to note that some of the largest gains in the last bull market took place as the cycle matured. As a result, investor attention has begun to focus on the type of stocks that comprises the Scudder Capital Growth Fund: large-cap, high-quality companies capable of producing consistent revenue and earnings growth. Given this market backdrop, we are enthused at the prospects for the fund and optimistic that our strategy will continue to be rewarded.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The managers' views are subject to change at any time based on market and other conditions and should not be construed as a recommendation.

Portfolio Summary September 30, 2004

Asset Allocation (Excludes Securities Lending Collateral)	9/30/04	9/30/03

Common Stocks	97%	97%
Cash Equivalents	3%	3%
	100%	100%

Sector Diversification (Excludes Cash Equivalents and Securities Lending Collateral)	9/30/04	9/30/03

Health Care	23%	21%
Information Technology	22%	25%
Consumer Discretionary	14%	14%
Consumer Staples	12%	12%
Financials	10%	11%
Energy	9%	7%
Industrials	8%	7%
Telecommunication Services	1%	2%
Materials	1%	1%
	100%	100%

Asset allocation and sector diversification are subject to change.

Ten Largest Equity Holdings at September 30, 2004 (28.9% of Portfolio)
1. Microsoft Corp. Developer of computer software	4.2%
2. General Electric Co. Industrial conglomerate	3.5%
3. Pfizer, Inc. Manufacturer of prescription pharmaceuticals and non-prescription self-medications	3.1%
4. Johnson & Johnson Provider of health care products	3.0%
5. Wal-Mart Stores, Inc. Operator of discount stores	3.0%
6. Genentech, Inc. Developer and discoverer of biotechnology products	2.9%
7. EOG Resources, Inc. Explorer and producer of oil and gas	2.5%
8. Cisco Systems, Inc. Developer of computer network products	2.3%
9. Procter & Gamble Manufacturer of diversified consumer products	2.2%
10. PepsiCo, Inc. Provider of soft drinks, snack foods and food services	2.2%

Portfolio holdings are subject to change.

For more complete details about the Fund's investment portfolio, see page 19. A quarterly Fact Sheet is available upon request. Information concerning portfolio holdings of the Fund as of month end is available upon request on the 16th of the following month. Please see the Account Management Resources section for contact information.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.

Investment Portfolio as of September 30, 2004

	Shares	Value ($)

Common Stocks 97.7%
Consumer Discretionary 14.0%
Automobiles 1.6%
Harley-Davidson, Inc.	328,500	19,526,040
Hotels Restaurants & Leisure 2.5%
International Game Technology	502,200	18,054,090
YUM! Brands, Inc.	302,600	12,303,716
		30,357,806
Internet & Catalog Retail 1.0%
eBay, Inc.*	127,400	11,713,156
Media 4.2%
Comcast Corp. "A"*	344,700	9,624,024
McGraw-Hill Companies, Inc.	185,800	14,806,402
Omnicom Group, Inc.	217,700	15,905,162
Viacom, Inc. "B"	313,700	10,527,772
		50,863,360
Multiline Retail 2.6%
Kohl's Corp.*	150,200	7,238,138
Target Corp.	519,100	23,489,275
		30,727,413
Specialty Retail 2.1%
Bed Bath & Beyond, Inc.*	99,800	3,703,578
Home Depot, Inc.	85,600	3,355,520
Lowe's Companies, Inc.	185,500	10,081,925
Staples, Inc.	270,800	8,075,256
		25,216,279
Consumer Staples 12.1%
Beverages 3.0%
Coca-Cola Co.	244,200	9,780,210
PepsiCo, Inc.	549,800	26,747,770
		36,527,980
Food & Drug Retailing 4.1%
Wal-Mart Stores, Inc.	673,200	35,814,240
Walgreen Co.	376,200	13,479,246
		49,293,486
Food Products 1.1%
Dean Foods Co.*	95,300	2,860,906
Hershey Foods Corp.	165,200	7,716,492
Kellogg Co.	54,100	2,302,831
		12,880,229
Household Products 3.9%
Colgate-Palmolive Co.	420,800	19,011,744
Procter & Gamble Co.	501,600	27,146,592
		46,158,336
Energy 9.1%
Energy Equipment & Services 3.8%
Baker Hughes, Inc.	340,700	14,895,404
Nabors Industries Ltd.*	277,700	13,149,095
Schlumberger Ltd.	251,800	16,948,658
		44,993,157
Oil & Gas 5.3%
ConocoPhillips	220,700	18,284,995
Devon Energy Corp.	212,300	15,075,423
EOG Resources, Inc. (c)	457,100	30,100,035
		63,460,453
Financials 9.7%
Banks 1.3%
Bank of America Corp.	352,000	15,252,160
Capital Markets 1.9%
Goldman Sachs Group, Inc.	61,500	5,734,260
Lehman Brothers Holdings, Inc.	79,900	6,369,628
Morgan Stanley	212,600	10,481,180
		22,585,068
Consumer Finance 2.1%
American Express Co.	489,200	25,174,232
Diversified Financial Services 2.0%
Citigroup, Inc.	431,966	19,058,340
Fannie Mae	84,500	5,357,300
		24,415,640
Insurance 2.4%
AFLAC, Inc.	299,300	11,735,553
American International Group, Inc.	252,530	17,169,515
		28,905,068
Health Care 22.2%
Biotechnology 4.6%
Amgen, Inc.*	55,100	3,123,068
Genentech, Inc.*	662,000	34,702,040
Gilead Sciences, Inc.*	475,600	17,777,928
		55,603,036
Health Care Equipment & Supplies 5.9%
Baxter International, Inc.	307,300	9,882,768
Boston Scientific Corp.*	333,000	13,230,090
C.R. Bard, Inc.	133,200	7,543,116
Hospira, Inc.*	48,680	1,489,608
Medtronic, Inc.	335,300	17,402,070
Zimmer Holdings, Inc.*	274,430	21,690,947
		71,238,599
Health Care Providers & Services 2.2%
UnitedHealth Group, Inc.	356,200	26,266,188
Pharmaceuticals 9.5%
Abbott Laboratories	486,800	20,620,848
Eli Lilly & Co.	317,100	19,041,855
Johnson & Johnson	647,300	36,462,409
Pfizer, Inc.	1,222,925	37,421,505
		113,546,617
Industrials 7.7%
Aerospace & Defense 2.0%
United Technologies Corp.	257,000	23,998,660
Air Freight & Logistics 1.2%
FedEx Corp.	170,400	14,601,576
Industrial Conglomerates 4.5%
3M Co.	134,900	10,787,953
General Electric Co.	1,271,500	42,696,970
		53,484,923
Information Technology 21.2%
Communications Equipment 3.2%
Cisco Systems, Inc.*	1,511,800	27,363,580
QUALCOMM, Inc.	277,600	10,837,504
		38,201,084
Computers & Peripherals 4.2%
Dell, Inc.*	267,200	9,512,320
EMC Corp.*	1,572,400	18,145,496
International Business Machines Corp.	262,800	22,532,472
		50,190,288
IT Consulting & Services 2.2%
Accenture Ltd. "A"*	349,800	9,462,090
Fiserv, Inc.*	338,100	11,786,166
Paychex, Inc.	168,300	5,074,245
		26,322,501
Semiconductors & Semiconductor Equipment 3.4%
Intel Corp.	1,071,380	21,491,883
Linear Technology Corp.	367,500	13,318,200
Texas Instruments, Inc.	293,900	6,254,192
		41,064,275
Software 8.2%
Adobe Systems, Inc.	62,600	3,096,822
Electronic Arts, Inc.* (c)	334,200	15,369,858
Intuit, Inc.*	180,500	8,194,700
Microsoft Corp.	1,855,200	51,296,280
Oracle Corp.*	776,500	8,758,920
Symantec Corp.*	217,300	11,925,424
		98,642,004
Materials 0.8%
Chemicals
Ecolab, Inc.	308,600	9,702,384
Telecommunication Services 0.9%
Diversified Telecommunication Services 0.7%
Verizon Communications, Inc.	217,300	8,557,274
Wireless Telecommunication Services 0.2%
AT&T Wireless Services, Inc.*	162,700	2,404,706
Total Common Stocks (Cost $897,909,098)		1,171,873,978

Securities Lending Collateral 2.3%
Daily Assets Fund Institutional, 1.76% (d) (e)
(Cost $28,079,100)	28,079,100	28,079,100

Cash Equivalents 0.9%
Scudder Cash Management QP Trust, 1.70% (b)
(Cost $10,485,916)	10,485,916	10,485,916

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $936,474,114) (a)	100.9	1,210,438,994
Other Assets and Liabilities, Net	(0.9)	(10,537,872)
Net Assets	100.0	1,199,901,122

* Non-income producing security.
(a) The cost for federal income tax purposes was $938,809,067. At September 30, 2004, net unrealized appreciation for all securities based on tax cost was $271,629,927. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $321,241,367 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $49,611,440.
(b) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c) All or a portion of these securities were on loan (see Notes to Financial Statements). The value of all securities loaned at September 30, 2004, amounted to $27,243,413, which is 2.3% of net assets.
(d) Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.
(e) Represents collateral held in connection with securities lending.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of September 30, 2004
Assets
Investments: Investments in securities, at value (cost $897,909,098) - including $27,243,413 of securities loaned	$ 1,171,873,978
Investment in Daily Assets Fund Institutional (cost $28,079,100)*	28,079,100
Investment in Scudder Cash Management QP Trust (cost $10,485,916)	10,485,916
Total investments in securities, at value (cost $936,474,114)	1,210,438,994
Cash	10,000
Receivable for investments sold	7,700,545
Dividends receivable	585,280
Interest receivable	10,915
Receivable for Fund shares sold	14,708,482
Total assets	1,233,454,216
Liabilities
Payable for investments purchased	2,302,831
Payable upon return of securities loaned	28,079,100
Payable for Fund shares redeemed	1,307,155
Accrued management fee	577,649
Other accrued expenses and payables	1,286,359
Total liabilities	33,553,094
Net assets, at value	$ 1,199,901,122
Net Assets
Net assets consist of: Undistributed net investment income	1,025,959
Net unrealized appreciation (depreciation) on investments	273,964,880
Accumulated net realized gain (loss)	(613,497,786)
Paid-in capital	1,538,408,069
Net assets, at value	$ 1,199,901,122

* Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of September 30, 2004 (continued)
Net Asset Value
Class A Net Asset Value and redemption price per share ($110,216,858 / 2,737,396 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 40.26
Maximum offering price per share (100 / 94.25 of $40.26)	$ 42.72
Class B
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($38,827,853 / 989,313 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)
$ 39.25
Class C
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($20,050,178 / 510,558 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)
$ 39.27
Class R Net Asset Value, offering and redemption price per share ($335,360 / 8,288 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 40.46
Class AARP Net Asset Value, offering and redemption price per share ($921,624,646 / 22,695,288 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 40.61
Class S Net Asset Value, offering and redemption price per share ($92,267,349 / 2,273,282 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 40.59
Institutional Class Net Asset Value, offering and redemption price per share ($16,578,878 / 407,922 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 40.64

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the year ended September 30, 2004
Investment Income
Income: Dividends	$ 13,547,474
Interest - Scudder Cash Management QP Trust	233,730
Securities lending income, including income from Daily Assets Fund Institutional	6,024
Total Income	13,787,228
Expenses: Management fee	7,291,471
Services to shareholders	1,814,624
Administrative fee	2,648,016
Custodian and accounting fees	118,694
Distribution service fees	908,105
Auditing	26,718
Legal	30,018
Trustees' fees and expenses	41,436
Reports to shareholders	86,059
Registration fees	47,763
Other	42,847
Total expenses, before expense reductions	13,055,751
Expense reductions	(306,920)
Total expenses, after expense reductions	12,748,831
Net investment income (loss)	1,038,397
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from investments	(20,728,651)
Net unrealized appreciation (depreciation) during the period on investments	128,682,019
Net gain (loss) on investment transactions	107,953,368
Net increase (decrease) in net assets resulting from operations	$ 108,991,765

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
	Years Ended September 30,
Increase (decrease) in net assets	2004	2003
Operations: Net investment income (loss)	$ 1,038,397	$ 573,745
Net realized gain (loss) on investment transactions	(20,728,651)	(186,905,505)
Net unrealized appreciation (depreciation) on investment transactions during the period	128,682,019	410,541,544
Net increase (decrease) in net assets resulting from operations	108,991,765	224,209,784
Distributions to shareholders from: Net investment income: Class R	(10)	-
Class I	(13,341)	-
Class AARP	(497,256)	-
Class S	(74,556)	-
Institutional Class	(1,020)	-
Fund share transactions: Proceeds from shares sold	145,887,092	150,432,626
Net assets aquired in tax-free exchange	1,198,940	-
Reinvestment of distributions	546,412	-
Cost of shares redeemed	(287,471,802)	(250,097,490)
Net increase (decrease) in net assets from Fund share transactions	(139,839,358)	(99,664,864)
Increase (decrease) in net assets	(31,433,776)	124,544,920
Net assets at beginning of period	1,231,334,898	1,106,789,978
Net assets at end of period (including undistributed net investment income of $1,025,959 and $573,745, respectively)	$ 1,199,901,122	$ 1,231,334,898

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A
Years Ended September 30,	2004	2003	2002	2001[a]
Selected Per Share Data
Net asset value, beginning of period	$ 37.08	$ 30.56	$ 39.71	$ 50.11
Income (loss) from investment operations: Net investment income (loss)[b]	(.06)	(.05)	(.13)	(.07)
Net realized and unrealized gain (loss) on investment transactions	3.24	6.57	(9.00)	(10.33)
Total from investment operations	3.18	6.52	(9.13)	(10.40)
Less distributions from: Net realized gain on investment transactions	-	-	(.02)	-
Net asset value, end of period	$ 40.26	$ 37.08	$ 30.56	$ 39.71
Total Return (%)[c]	8.58[e]	21.34	(23.04)	(20.75)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	110	97	77	101
Ratio of expenses before expense reductions (%)	1.28	1.23	1.13[d]	1.16*
Ratio of expenses after expense reductions (%)	1.25	1.23	1.13[d]	1.16*
Ratio of net investment income (loss) (%)	(.15)	(.14)	(.32)	(.44)*
Portfolio turnover rate (%)	12	22	13	35
[a] For the period from June 25, 2001 (commencement of operations of Class A shares) to September 30, 2001.
[b] Based on average shares outstanding during the period.
[c] Total return does not reflect the effect of any sales charges.
[d] The ratio of operating expenses includes a one-time reduction in certain liabilities of an acquired fund (Classic Growth Fund). The ratio without the reduction was 1.14%.
[e] Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized

Class B
Years Ended September 30,	2004	2003	2002	2001[a]
Selected Per Share Data
Net asset value, beginning of period	$ 36.43	$ 30.25	$ 39.63	$ 50.11
Income (loss) from investment operations: Net investment income (loss)[b]	(.35)	(.30)	(.45)	(.19)
Net realized and unrealized gain (loss) on investment transactions	3.17	6.48	(8.91)	(10.29)
Total from investment operations	2.82	6.18	(9.36)	(10.48)
Less distributions from: Net realized gain on investment transactions	-	-	(.02)	-
Net asset value, end of period	$ 39.25	$ 36.43	$ 30.25	$ 39.63
Total Return (%)[c]	7.80[e]	20.43	(23.64)	(20.91)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	39	45	43	65
Ratio of expenses before expense reductions (%)	2.09	2.00	1.93[d]	1.96*
Ratio of expenses after expense reductions (%)	2.02	2.00	1.93[d]	1.96*
Ratio of net investment income (loss) (%)	(.92)	(.91)	(1.12)	(1.24)*
Portfolio turnover rate (%)	12	22	13	35
[a] For the period from June 25, 2001 (commencement of operations of Class B shares) to September 30, 2001.
[b] Based on average shares outstanding during the period.
[c] Total return does not reflect the effect of any sales charges.
[d] The ratio of operating expenses includes a one-time reduction in certain liabilities of an acquired fund (Classic Growth Fund). The ratio without the reduction was 1.94%.
[e] Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized

Class C
Years Ended September 30,	2004	2003	2002	2001[a]
Selected Per Share Data
Net asset value, beginning of period	$ 36.44	$ 30.26	$ 39.63	$ 50.11
Income (loss) from investment operations: Net investment income (loss)[b]	(.34)	(.30)	(.44)	(.19)
Net realized and unrealized gain (loss) on investment transactions	3.17	6.48	(8.91)	(10.29)
Total from investment operations	2.83	6.18	(9.35)	(10.48)
Less distributions from: Net realized gain on investment transactions	-	-	(.02)	-
Net asset value, end of period	$ 39.27	$ 36.44	$ 30.26	$ 39.63
Total Return (%)[c]	7.79[e]	20.42	(23.64)	(20.91)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	20	19	15	19
Ratio of expenses before expense reductions (%)	2.06	1.98	1.90[d]	1.94*
Ration of expenses after expense reductions (%)	1.99	1.98	1.90[d]	1.94*
Ratio of net investment income (loss) (%)	(.89)	(.89)	(1.09)	(1.22)*
Portfolio turnover rate (%)	12	22	13	35
[a] For the period from June 25, 2001 (commencement of operations of Class C shares) to September 30, 2001.
[b] Based on average shares outstanding during the period.
[c] Total return does not reflect the effect of any sales charges.
[d] The ratio of operating expenses includes a one-time reduction in certain liabilities of an acquired fund (Classic Growth Fund). The ratio without the reduction was 1.92%.
[e] Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized

Class R
2004[a]
Selected Per Share Data
Net asset value, beginning of period	$ 39.45
Income (loss) from investment operations: Net investment income (loss)[b]	(.09)
Net realized and unrealized gain (loss) on investment transactions	1.13
Total from investment operations	1.04
Less distributions from: Net investment income	(.03)
Net asset value, end of period	$ 40.46
Total Return (%)[c]	2.63**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	.34
Ratio of expenses before expense reductions (%)	1.64*
Ratio of expenses after expense reductions (%)	1.45*
Ratio of net investment income (loss) (%)	(.35)*
Portfolio turnover rate (%)	12
[a] For the period November 3, 2003 (commencement of operations of Class R shares) to September 30, 2004.
[b] Based on average shares outstanding during the period.
[c] Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized

Class AARP
Years Ended September 30,	2004	2003	2002	2001	2000
Selected Per Share Data
Net asset value, beginning of period	$ 37.30	$ 30.66	$ 39.74	$ 73.41	$ 62.68
Income (loss) from investment operations: Net investment income (loss)[a]	.07	.04	(.03)	(.07)	(.10)
Net realized and unrealized gain (loss) on investment transactions	3.26	6.60	(9.03)	(25.89)	16.27
Total from investment operations	3.33	6.64	(9.06)	(25.96)	16.17
Less distributions from: Net investment income	(.02)	-	-	-	(.04)
Net realized gains on investment transactions	-	-	(.02)	(7.71)	(5.40)
Total distributions	(.02)	-	(.02)	(7.71)	(5.44)
Net asset value, end of period	$ 40.61	$ 37.30	$ 30.66	$ 39.74	$ 73.41
Total Return (%)	8.93[c]	21.66	(22.85)	(38.60)	26.01
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	922	924	840	1,279	2,450
Ratio of expenses before expense reductions (%)	.95	.97	.87	.88	.91[b]
Ratio of expenses after expense reductions (%)	.92	.97	.87	.88	.90[b]
Ratio of net investment income (loss) (%)	.18	.12	(.06)	(.13)	(.13)
Portfolio turnover rate (%)	12	22	13	35	66
[a] Based on average shares outstanding during the period.
[b] The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were .90% and .90%, respectively.
[c] Total return would have been lower had certain expenses not been reduced.

Class S
Years Ended September 30,	2004	2003	2002	2001	2000[a]
Selected Per Share Data
Net asset value, beginning of period	$ 37.31	$ 30.67	$ 39.74	$ 73.41	$ 76.71
Income (loss) from investment operations: Net investment income (loss)[b]	.04	.04	(.02)	(.08)	(.02)
Net realized and unrealized gain (loss) on investment transactions	3.26	6.60	(9.03)	(25.88)	(3.28)
Total from investment operations	3.30	6.64	(9.05)	(25.96)	(3.30)
Less distributions from: Net investment income	(.02)	-	-	-	-
Net realized gains on investment transactions	-	-	(.02)	(7.71)	-
Total distributions	(.02)	-	(.02)	(7.71)	-
Net asset value, end of period	$ 40.59	$ 37.31	$ 30.67	$ 39.74	$ 73.41
Total Return (%)	8.90[d]	21.65	(22.82)	(38.60)	(4.30)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	92	140	128	202	7
Ratio of expenses before expense reductions (%)	1.01	.97	.85[c]	.88	.89*
Ratio of expenses after expense reductions (%)	1.00	.97	.85[c]	.88	.89*
Ratio of net investment income (loss) (%)	.10	.12	(.04)	(.16)	(.15)*
Portfolio turnover rate (%)	12	22	13	35	66
[a] For the period from July 17, 2000 (commencement of operations of Class S shares) to September 30, 2000.
[b] Based on average shares outstanding during the period.
[c] The ratio of operating expenses includes a one-time reduction in certain liabilities of an acquired fund (Classic Growth Fund). The ratio without the reduction was .87%.
[d] Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized

Institutional Class
Years Ended September 30,	2004	2003	2002[a]
Selected Per Share Data
Net asset value, beginning of period	$ 37.32	$ 30.66	$ 35.71
Income (loss) from investment operations: Net investment income (loss)[b]	.12	.08	(.01)
Net realized and unrealized gain (loss) on investment transactions	3.27	6.58	(5.04)
Total from investment operations	3.39	6.66	(5.05)
Less distributions from: Net investment income	(.07)	-	-
Net asset value, end of period	$ 40.64	$ 37.32	$ 30.66
Total Return (%)	9.08	21.72	(14.14)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	17.565		.858
Ratio of expenses (%)	.84	.85	.85*
Ratio of net investment income (loss) (%)	.26	.24	(.05)*
Portfolio turnover rate (%)	12	22	13
[a] For the period from August 19, 2002, (commencement of operations of Institutional Class shares) to September 30, 2002.
[b] Based on average shares outstanding during the period.
* Annualized
** Not annualized

Notes to Financial Statements

A. Significant Accounting Policies

Scudder Capital Growth Fund (the "Fund") is a diversified series of Investment Trust (the "Trust") which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are offered to investors subject to an initial sales charge. Class B shares are offered without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are offered without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Prior to March 1, 2004, Class C shares were offered with an initial sales charge. Class C shares do not convert into another class. On August 13, 2004, Class I shares consolidated with Institutional Class shares. Institutional Class shares are offered to limited groups of investors, are not subject to initial or contingent deferred sales charges and have lower ongoing expenses than other classes. On November 3, 2003, the Fund commenced offering Class R shares which are only available to participants in certain retirement plans and are offered to investors without an initial sales charge or contingent deferred sales charge. Shares of Class AARP are designed for members of AARP. Class AARP and Class S shares are not subject to initial or contingent deferred sales charges.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution service fees, administrative fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading. Equity securities are valued at the most recent sale price or official closing price reported on the exchange (US or foreign) or over-the-counter market on which the security is traded most extensively. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost. Investments in open-end investment companies and Scudder Cash Management QP Trust are valued at their net asset value each business day.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Trustees.

Securities Lending. The Fund may lend securities to financial institutions. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of liquid, unencumbered assets having a value at least equal to the value of the securities loaned. The Fund may invest the cash collateral into a joint trading account in an affiliated money market fund pursuant to Exemptive Orders issued by the SEC. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of fees paid to the lending agent. Either the Fund or the borrower may terminate the loan. The Fund is subject to all investment risks associated with the value of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.

At September 30, 2004, the Fund had a net tax basis capital loss carryforward of approximately $590,578,000 which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until September 30, 2009 ($15,353,000), September 30, 2010 ($134,751,000), September 30, 2011 ($270,167,000), and September 30, 2012 ($170,307,000) the respective expiration dates, whichever occurs first.

In addition, from November 1, 2003 through September 30, 2004, the Fund incurred approximately $20,585,000 of net realized capital losses. As permitted by tax regulations, the Fund intends to elect to defer these losses and treat them as arising in the fiscal year ending September 30, 2005.

Distribution of Income and Gains. Distributions of net investment income, if any, are made annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

At September 30, 2004, the Fund's components of distributable earnings (accumulated losses) on a tax-basis were as follows:

Undistributed ordinary income*	$ 1,025,959
Undistributed net long-term capital gains	$ -
Capital loss carryforwards	$ (590,578,000)
Net unrealized appreciation (depreciation) on investments	$ 271,629,927

In addition, the tax character of distributions paid to shareholders by the Fund is summarized as follows:

	Years Ended September 30,
	2004	2003
Distributions from ordinary income*	$ 586,183	$ -

* For tax purposes, short-term capital gains distributions are considered ordinary income distributions.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on a trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are recorded on an identified cost basis.

B. Purchases and Sales of Securities

During the year ended September 30, 2004, purchases and sales of investment securities (excluding short-term investments) aggregated $149,474,900 and $279,444,914, respectively.

C. Related Parties

Management Agreement. Under the Management Agreement with Deutsche Investment Management Americas Inc. ("DeIM" or the "Advisor"), an indirect wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Management Agreement. The management fee payable under the Management Agreement is equal to an annual rate of 0.58% of the first $3,000,000,000 of the Fund's average daily net assets, 0.555% of the next $1,000,000,000 of such net assets and 0.53% of such net assets in excess of $4,000,000,000, computed and accrued daily and payable monthly. Accordingly, for the year ended September 30, 2004, the fee pursuant to the Management Agreement was equivalent to an annual effective rate of 0.58% of the Fund's average daily net assets.

For the year ended September 30, 2004, the Advisor has agreed to reimburse the Fund $6,356 for expenses.

Administrative Fee. Under the Administrative Agreement, the Advisor provided or paid others to provide substantially all of the administrative services required by the Fund (other than those provided by the Advisor under its Management Agreement with the Fund, as described above) such as transfer agent, custody, legal and audit in exchange for the payment by each class of the Fund of an administrative services fee (the "Administrative Fee") of 0.42%, 0.435%, 0.425%, 0.17%, 0.41%, 0.41% and 0.275% of the average daily net assets for Class A, B, C, I, AARP, S and Institutional Class shares, respectively, computed and accrued daily and payable monthly.

The Administrative Agreement between the Advisor and the Fund terminated March 31, 2004 and effective April 1, 2004 the Fund directly bears the cost of those expenses formerly covered under the Administrative Agreement.

For the period October 1, 2003 through March 31, 2004, the Administrative Fee was as follows:

Administrative Fee	Total Aggregated
Class A	$ 224,587
Class B	100,116
Class C	44,983
Class I	3,618
Class AARP	2,017,565
Class S	256,204
Institutional Class	943
$ 2,648,016

Effective October 1, 2003 through September 30, 2005, the Advisor agreed to contractually waive a portion of its Administrative Fee (through March 31, 2004), or all or a portion of its management fee and reimburse or pay certain operating expenses of the Fund to the extent necessary to maintain the operating expenses of each class at 1.000%, 1.015%, 1.005%, 0.860%, 0.990% and 0.990% of average daily net assets for Class A, B, C, Institutional, AARP and S shares, respectively (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest, Rule 12b-1 distribution and/or service fees, trustee and trustee counsel fees and organizational and offering expenses). For Class R shares, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses at 1.50% of average daily net assets, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, and trustee and trustee counsel fees through September 30, 2005. In addition, the Advisor reimbursed expenses of $214,705 for Class AARP.

Furthermore, for the period August 13, 2004 through September 30, 2004, the Advisor agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the Fund to the extent necessary to maintain the operating expenses of Institutional Class shares at 0.72% of average daily net assets.

Service Provider Fees. Scudder Investments Service Company ("SISC"), an affiliate of the Advisor, is the transfer, shareholder service and dividend-paying agent for Class A, B, C, R and Institutional Class of the Fund. Scudder Service Corporation ("SSC"), a subsidiary of the Advisor, is the transfer, shareholder service and dividend-paying agent for Class AARP and S shares of the Fund. Pursuant to a sub-transfer agency agreement among SISC, SSC and DST Systems, Inc. ("DST"), SISC and SSC have delegated certain transfer agent and dividend-paying agent functions to DST. The costs and expenses of such delegation are borne by SISC and SSC, not by the Fund. For the period April 1, 2004 through September 30, 2004, the amounts charged to the Fund by SISC and SSC were as follows:

Services to Shareholders	Total Aggregated	Waived	Unpaid at September 30, 2004
Class A	$ 204,068	$ 33,709	$ 101,938
Class B	95,426	29,961	51,104
Class C	43,351	12,644	23,152
Class R	732	311	411
Class I	692	692	-
Class AARP	941,272	-	400,021
Class S	148,205	8,528	79,753
Institutional Class	718	-	-
	$ 1,434,464	$ 85,845	$ 656,379

Scudder Fund Accounting Corporation ("SFAC"), an affiliate of the Advisor, is responsible for computing the daily net asset value per share and maintaining the portfolio and general accounting records of the Fund. SFAC has retained State Street Bank and Trust Company to provide certain administrative, fund accounting and record-keeping services to the Fund. For the period April 1, 2004 through September 30, 2004, the amount charged to the Fund by SFAC for accounting services aggregated $92,511, all of which is unpaid at September 30, 2004.

Prior to April 1, 2004, the service provider fees outlined above were paid by the Advisor in accordance with the Administrative Agreement.

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, Scudder Distributors, Inc. ("SDI"), a subsidiary of the Advisor, receives a fee ("Distribution Fee") of 0.75%, 0.75% and 0.25% of average daily net assets of Class B, C and R shares, respectively. Pursuant to the agreement, SDI enters into related selling group agreements with various firms at various rates for sales of Class B, C and R shares. For the year ended September 30, 2004, the Distribution Fee was as follows:

Distribution Fee	Total Aggregated	Unpaid at September 30, 2004
Class B	$ 327,863	$ 25,794
Class C	155,522	12,818
Class R	398	91
	$ 483,783	$ 38,703

In addition, SDI provides information and administrative services ("Service Fee") to Class A, B, C and R shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. SDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the year ended September 30, 2004, the Service Fee was as follows:

Service Fee	Total Aggregated	Unpaid at September 30, 2004	Annualized Effective Rate
Class A	$ 265,383	$ 20,690.24%
Class B	109,288	9,631.25%
Class C	49,253	3,642.24%
Class R	398	203.25%
	$ 424,322	$ 34,166

Underwriting Agreement and Contingent Deferred Sales Charge. SDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A and C shares for the year ended September 30, 2004 aggregated $22,434 and $237, respectively.

In addition, SDI receives any contingent deferred sales charge ("CDSC") from Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is based on declining rates ranging from 4% to 1% for Class B and 1% for Class C, of the value of the shares redeemed. For the year ended September 30, 2004 the CDSC for Class B and C shares aggregated $133,080 and $1,990, respectively. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares. For the year ended September 30, 2004, SDI received $310.

Trustees' Fees and Expenses. The Fund pays each Trustee not affiliated with the Advisor retainer fees plus specified amounts for attended board and committee meetings.

Scudder Cash Management QP Trust. Pursuant to an Exemptive Order issued by the SEC, the Fund may invest in the Scudder Cash Management QP Trust (the "QP Trust"), and other affiliated funds managed by the Advisor. The QP Trust seeks to provide as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The QP Trust does not pay the Advisor a management fee for the affiliated funds' investments in the QP Trust.

Other Related Parties. AARP through its affiliate, AARP Services, Inc., monitors and oversees the AARP Investment Program from Scudder Investments, but does not act as an investment advisor or recommend specific mutual funds. DeIM has agreed to pay a fee to AARP and/or its affiliates in return for the use of the AARP trademark and services relating to investments by AARP members in AARP Class shares of the Fund. This fee is calculated on a daily basis as a percentage of the combined net assets of the AARP classes of all funds managed by DeIM. The fee rates, which decrease as the aggregate net assets of the AARP classes become larger, are as follows: 0.07% for the first $6 billion of net assets, 0.06% for the next $10 billion of such net assets and 0.05% of such net assets thereafter. These amounts are used for the general purposes of AARP and its members.

D. Expense Off-Set Arrangement

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's custodian expenses. During the year ended September 30, 2004, pursuant to the Administrative Agreement, the Administrative Fee was reduced by $14 for custodian credits earned.

E. Line of Credit

The Fund and several other affiliated funds (the "Participants") share in a $1.25 billion revolving credit facility administered by J.P. Morgan Chase Bank for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.5 percent. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement.

F. Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Year Ended September 30, 2004		Year Ended September 30, 2003
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	970,975	$ 39,215,795	975,085	$ 33,459,901
Class B	257,660	10,194,157	308,705	10,390,122
Class C	181,000	7,138,739	228,270	7,691,533
Class I**	1,012	41,092	329,096	10,985,871
Class R	12,201*	503,925*	-	-
Class AARP	1,215,341	49,418,976	1,548,361	54,356,879
Class S	602,726	24,597,595	964,079	33,033,323
Institutional Class	365,034	14,776,813	15,145	514,997
		$ 145,887,092		$ 150,432,626
Shares issued in tax-free exchange
Institutional Class**	30,949	$ 1,198,940	-	-
Shares issued to shareholders in reinvestment of distributions
Class I**	334	$ 13,341	-	$ -
Class AARP	11,527	457,375	-	-
Class S	1,882	74,676	-	-
Institutional Class	26	1,020	-	-
		$ 546,412		$ -
Shares redeemed
Class A	(848,668)	$ (34,261,983)	(894,533)	$ (30,687,059)
Class B	(496,187)	(19,617,599)	(493,525)	(16,392,771)
Class C	(203,536)	(8,075,540)	(181,982)	(6,085,070)
Class I**	(147,788)	(6,014,013)	(313,401)	(10,278,758)
Class R	(3,913)*	(157,998)*	-	-
Class AARP	(3,300,931)	(134,228,549)	(4,168,728)	(139,638,581)
Class S	(2,092,641)	(84,984,510)	(1,379,220)	(47,014,207)
Institutional Class	(3,232)	(131,610)	(28)	(1,044)
		$ (287,471,802)		$ (250,097,490)
Net increase (decrease)
Class A	122,307	$ 4,953,812	80,552	$ 2,772,842
Class B	(238,527)	(9,423,442)	(184,820)	(6,002,649)
Class C	(22,536)	(936,801)	46,288	1,606,463
Class I**	(146,442)	(5,959,580)	15,695	707,113
Class R	8,288*	345,927*	-	-
Class AARP	(2,074,063)	(84,352,198)	(2,620,367)	(85,281,702)
Class S	(1,488,033)	(60,312,239)	(415,141)	(13,980,884)
Institutional Class**	392,777	15,845,163	15,117	513,953
		$ (139,839,358)		$ (99,664,864)

* For the period from November 3, 2003 (commencement of operations of Class R shares) to September 30, 2004.
** On August 13, 2004, Class I shares of the Fund were consolidated with Institutional Class shares.

G. Regulatory Matters and Litigation

Since at least July 2003, federal, state and industry regulators have been conducting ongoing inquiries and investigations ("inquiries") into the mutual fund industry, and have requested information from numerous mutual fund companies, including Scudder Investments. It is not possible to determine what the outcome of these inquiries will be or what the effect, if any, would be on the funds or their advisors. Publicity about mutual fund practices arising from these industry-wide inquiries serves as the general basis of a number of private lawsuits against the Scudder funds. These lawsuits, which previously have been reported in the press, involve purported class action and derivative lawsuits, making various allegations and naming as defendants various persons, including certain Scudder funds, the funds' investment advisors and their affiliates, certain individuals, including in some cases fund Trustees/Directors, officers, and other parties. Each Scudder fund's investment advisor has agreed to indemnify the applicable Scudder funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making allegations similar to these lawsuits regarding market timing, revenue sharing, fund valuation or other subjects arising from or related to the pending inquiries. Based on currently available information, the funds' investment advisors believe the likelihood that the pending lawsuits will have a material adverse financial impact on a Scudder fund is remote and such actions are not likely to materially affect their ability to perform under their investment management agreements with the Scudder funds.

Report of Independent Registered Public Accounting Firm

To the Trustees of Investment Trust and the Shareholders of Scudder Capital Growth Fund:

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Scudder Capital Growth Fund (the "Fund") at September 30, 2004, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

Boston, Massachusetts November 24, 2004	PricewaterhouseCoopers LLP

Tax Information (Unaudited)

For corporate shareholders, 100% of the income dividends paid during the Fund's fiscal year ended September 30, 2004, qualified for the dividends received deduction.

For federal income tax purposes, the Fund designates approximately $13,500,000, or the maximum amount allowable under tax law, as qualified dividend income.

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call 1-800-SCUDDER.

Trustees and Officers

The following table presents certain information regarding the Trustees and Officers of the fund as of September 30, 2004. Each individual's year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each individual has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity, and (ii) the address of each Trustee is c/o Dawn-Marie Driscoll, PO Box 100176, Cape Coral, FL 33904. Unless otherwise indicated, the address of each Officer is Two International Place, Boston, Massachusetts 02110. The term of office for each Trustee is until the next meeting of shareholders called for the purpose of electing Trustees and until the election and qualification of a successor, or until such Trustee sooner dies, resigns, retires or is removed as provided in the governing documents of the fund. Because the fund does not hold an annual meeting of shareholders, each Trustee will hold office for an indeterminate period. The Trustees of the Trust may also serve in similar capacities with other funds in the fund complex.

Independent Trustees
Name, Year of Birth, Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years and Other Directorships Held	Number of Funds in Fund Complex Overseen
Dawn-Marie Driscoll (1946) Chairman, 2004-present Trustee, 1987-present	President, Driscoll Associates (consulting firm); Executive Fellow, Center for Business Ethics, Bentley College; formerly, Partner, Palmer & Dodge (1988-1990); Vice President of Corporate Affairs and General Counsel, Filene's (1978-1988). Directorships: CRS Technology (technology service company); Advisory Board, Center for Business Ethics, Bentley College; Board of Governors, Investment Company Institute; former Chairman, ICI Directors Services Committee	49
Henry P. Becton, Jr. (1943) Trustee, 1990-present	President, WGBH Educational Foundation. Directorships: Becton Dickinson and Company (medical technology company); The A.H. Belo Company (media company); Concord Academy; Boston Museum of Science; Public Radio International. Former Directorships: American Public Television; New England Aquarium; Mass Corporation for Educational Telecommunications; Committee for Economic Development; Public Broadcasting Service	49
Keith R. Fox (1954) Trustee, 1996-present	Managing Partner, Exeter Capital Partners (private equity funds). Directorships: Facts on File (school and library publisher); Progressive Holding Corporation (kitchen importer and distributor); Cloverleaf Transportation Inc. (trucking); K-Media, Inc. (broadcasting); Natural History, Inc. (magazine publisher); National Association of Small Business Investment Companies (trade association)	49
Louis E. Levy (1932) Trustee, 2002-present	Retired. Formerly, Chairman of the Quality Control Inquiry Committee, American Institute of Certified Public Accountants (1992-1998); Partner, KPMG LLP (1958-1990). Directorships: Household International (banking and finance); ISI Family of Funds (registered investment companies; 4 funds overseen)	49
Jean Gleason Stromberg (1943) Trustee, 1999-present	Retired. Formerly, Consultant (1997-2001); Director, US General Accounting Office (1996-1997); Partner, Fulbright & Jaworski, L.L.P. (law firm) (1978-1996). Directorships: The William and Flora Hewlett Foundation; Service Source, Inc.	48
Jean C. Tempel (1943) Trustee, 1994-present	Managing Partner, First Light Capital (venture capital group) (2000-present); formerly, Special Limited Partner, TL Ventures (venture capital fund) (1996-1998); General Partner, TL Ventures (1994-1996); President and Chief Operating Officer, Safeguard Scientifics, Inc. (public technology business incubator company) (1991-1993). Directorships: Sonesta International Hotels, Inc.; Aberdeen Group (technology research); United Way of Mass Bay; The Commonwealth Institute (supports women entrepreneurs). Trusteeships: Connecticut College, Vice Chair of Board, Chair, Finance Committee; Northeastern University, Vice Chair of Finance Committee, Chair, Funds and Endowment Committee
		48
Carl W. Vogt (1936) Trustee, 2002-present	Senior Partner, Fulbright & Jaworski, L.L.P. (law firm); formerly, President (interim) of Williams College (1999-2000); President, certain funds in the Deutsche Asset Management Family of Funds (formerly, Flag Investors Family of Funds) (registered investment companies) (1999-2000). Directorships: Yellow Corporation (trucking); American Science & Engineering (x-ray detection equipment); ISI Family of Funds (registered investment companies, 4 funds overseen); National Railroad Passenger Corporation (Amtrak); formerly, Chairman and Member, National Transportation Safety Board	48

Officers[2]
Name, Year of Birth, Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years and Other Directorships Held
Julian F. Sluyters[3] (1960) President and Chief Executive Officer, 2004-present	Managing Director, Deutsche Asset Management (since May 2004); President and Chief Executive Officer of The Germany Fund, Inc., The New Germany Fund, Inc., The Central Europe and Russia Fund, Inc., The Brazil Fund, Inc., The Korea Fund, Inc., Scudder Global High Income Fund, Inc. and Scudder New Asia Fund, Inc. (since May 2004); President and Chief Executive Officer, UBS Fund Services (2001-2003); Chief Administrative Officer (1998-2001) and Senior Vice President and Director of Mutual Fund Operations (1991-1998) UBS Global Asset Management

John Millette (1962) Vice President and Secretary, 1999-present	Director, Deutsche Asset Management
Kenneth Murphy (1963) Vice President, 2002-present	Vice President, Deutsche Asset Management (2000-present); formerly, Director, John Hancock Signature Services (1992-2000)
Paul H. Schubert[3] (1963) Chief Financial Officer, 2004-present	Managing Director, Deutsche Asset Management (2004-present); formerly, Executive Director, Head of Mutual Fund Services and Treasurer for UBS Family of Funds at UBS Global Asset Management (1994-2004)
Charles A. Rizzo (1957) Treasurer, 2002-present	Managing Director, Deutsche Asset Management (April 2004-present); formerly, Director, Deutsche Asset Management (April 2000-March 2004); Vice President and Department Head, BT Alex. Brown Incorporated (now Deutsche Bank Securities Inc.) (1998-1999); Senior Manager, Coopers & Lybrand L.L.P. (now PricewaterhouseCoopers LLP) (1993-1998)

Lisa Hertz[3] (1970) Assistant Secretary, 2003-present	Assistant Vice President, Deutsche Asset Management
Daniel O. Hirsch[4] (1954) Assistant Secretary, 2002-present	Managing Director, Deutsche Asset Management (2002-present) and Director, Deutsche Global Funds Ltd. (2002-present); formerly, Director, Deutsche Asset Management (1999-2002); Principal, BT Alex. Brown Incorporated (now Deutsche Bank Securities Inc.) (1998-1999); Assistant General Counsel, United States Securities and Exchange Commission (1993-1998)

Caroline Pearson (1962) Assistant Secretary, 1997-present	Managing Director, Deutsche Asset Management
Kevin M. Gay (1959) Assistant Treasurer, 2004-present	Vice President, Deutsche Asset Management
Salvatore Schiavone (1965) Assistant Treasurer, 2003-present	Director, Deutsche Asset Management
Kathleen Sullivan D'Eramo (1957) Assistant Treasurer, 2003-present	Director, Deutsche Asset Management

1 Length of time served represents the date that each Trustee was first elected to the common board of Trustees which oversees a number of investment companies, including the fund, managed by the Advisor. For the Officers of the fund, the length of time served represents the date that each Officer was first elected to serve as an Officer of any fund overseen by the aforementioned common board of Trustees.
2 As a result of their respective positions held with the Advisor, these individuals are considered "interested persons" of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the funds.
3 Address: 345 Park Avenue, New York, New York
4 Address: One South Street, Baltimore, Maryland

The fund's Statement of Additional Information ("SAI") includes additional information about the Trustees. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: 1-800-SCUDDER.

Account Management Resources

For shareholders of Classes A, B, C and Institutional

Automated Information Lines

ScudderACCESS (800) 972-3060

Personalized account information, information on other Scudder funds and services via touchtone telephone and for Classes A, B, and C only, the ability to exchange or redeem shares.

Web Site

scudder.com

View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about Scudder funds, subscription to fund updates by e-mail, retirement planning information, and more.

For More Information	(800) 621-1048 To speak with a Scudder service representative.
Written Correspondence	Scudder Investments PO Box 219356 Kansas City, MO 64121-9356
Proxy Voting	A description of the fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 is available on our Web site - scudder.com (type "proxy voting" in the search field) - or on the SEC's Web site - www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Principal Underwriter	If you have questions, comments or complaints, contact: Scudder Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

	Class A	Class B	Class C	Institutional Class
Nasdaq Symbol	SDGAX	SDGBX	SDGCX	SDGTX
CUSIP Number	460965-742	460965-734	460965-726	460965-544
Fund Number	498	698	798	564

For shareholders of Class R

Automated Information Lines	Scudder Flex Plan Access (800) 532-8411 24-hour access to your retirement plan account.
Web Site

scudder.com

Click "Retirement Plans" to reallocate assets, process transactions and review your funds through our secure online account access.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about Scudder funds, subscription to fund updates by e-mail, retirement planning information, and more.

For More Information	(800) 543-5776 To speak with a Scudder service representative.
Written Correspondence	Scudder Retirement Services 222 South Riverside Plaza Chicago, IL 60606-5806
Proxy Voting	A description of the fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 is available on our Web site - scudder.com (type "proxy voting" in the search field) - or on the SEC's Web site - www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Principal Underwriter	If you have questions, comments or complaints, contact: Scudder Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
Nasdaq Symbol	SDGRX
CUSIP Number	460965-536
Fund Number	1508

	AARP Investment Program Shareholders	Scudder Class S Shareholders
Automated Information Lines	Easy-Access Line (800) 631-4636	SAIL™ (800) 343-2890
Personalized account information, the ability to exchange or redeem shares, and information on other Scudder funds and services via touchtone telephone.
Web Sites	aarp.scudder.com	myScudder.com
View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about Scudder funds, subscription to fund updates by e-mail, retirement planning information, and more.

For More Information	(800) 253-2277 To speak with an AARP Investment Program service representative	(800) SCUDDER To speak with a Scudder service representative.
Written Correspondence	AARP Investment Program from Scudder Investments PO Box 219735 Kansas City, MO 64121-9735	Scudder Investments PO Box 219669 Kansas City, MO 64121-9669
Proxy Voting	A description of the fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 is available on our Web sites - aarp.scudder.com or myScudder.com (type "proxy voting" in the search field) - or on the SEC's Web site - www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call your service representative.

Principal Underwriter	If you have questions, comments or complaints, contact: Scudder Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
	Class AARP	Class S
Nasdaq Symbol	ACGFX	SCGSX
Fund Number	198	398

ITEM 2.         CODE OF ETHICS.

As of the end of the period,  September 30, 2004, Investment Trust has adopted a code of  ethics,  as  defined  in  Item 2 of Form  N-CSR,  that  applies  to its
Principal Executive Officer and Principal Financial Officer.

There have been no amendments to, or waivers from, a provision of the code of ethics during the period covered by this report that would require disclosure under Item 2.

A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.         AUDIT COMMITTEE FINANCIAL EXPERT.

The Funds' audit committee is comprised solely of trustees who are "independent"
(as such term has been defined by the Securities and Exchange Commission ("SEC")
in regulations implementing Section 407 of the Sarbanes-Oxley Act (the
"Regulations")). The Funds' Board of Trustees has determined that there are several "audit committee financial experts" serving on the Funds' audit committee. The Board has determined that Louis E. Levy, the chair of the Funds'
audit committee, qualifies as an "audit committee financial expert" (as such term has been defined by the Regulations) based on its review of Mr. Levy's pertinent experience and education. The SEC has stated that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. In accordance with New York Stock
Exchange requirements, the Board believes that all members of the Funds' audit committee are financially literate, as such qualification is interpreted by the
Board in its business judgment, and that at least one member of the audit committee has accounting or related financial management expertise.

ITEM 4.         PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                           SCUDDER CAPITAL GROWTH FUND
                      FORM N-CSR DISCLOSURE RE: AUDIT FEES

The following table shows the amount of fees that PricewaterhouseCoopers, LLP
("PWC"), the Fund's auditor, billed to the Fund during the Fund's last two fiscal years. For engagements with PWC entered into on or after May 6, 2003, the
Audit Committee approved in advance all audit services and non-audit services that PWC provided to the Fund.

The Audit Committee has delegated certain pre-approval responsibilities to its
Chairman (or, in his absence, any other member of the Audit Committee).

               Services that the Fund's Auditor Billed to the Fund

--------------------------------------------------------------------------------
    Fiscal Year        Audit        Audit-Related      Tax Fees       All  Other
       Ended        Fees Billed     Fees Billed       Billed to      Fees Billed
   September 30,     to Fund          to Fund           Fund           to Fund
--------------------------------------------------------------------------------
2004                  $46,500         $185           $6,900              $0
--------------------------------------------------------------------------------
2003                  $39,100        $1,205          $8,900              $0
--------------------------------------------------------------------------------

The above "Tax Fees" were billed for professional services rendered for tax compliance and tax return preparation.

           Services that the Fund's Auditor Billed to the Adviser and
                        Affiliated Fund Service Providers

The following table shows the amount of fees billed by PWC to Deutsche
Investment Management Americas, Inc. ("DeIM" or the "Adviser"), and any entity controlling, controlled by or under common control with DeIM ("Control
Affiliate") that provides ongoing services to the Fund ("Affiliated Fund Service
Provider"), for engagements directly related to the Fund's operations and financial reporting, during the Fund's last two fiscal years.

--------------------------------------------------------------------------------
                    Audit-Related            Tax Fees            All Other
   Fiscal           Fees Billed to           Billed to          Fees Billed
    Year             Adviser and            Adviser and        to Adviser and
   Ended          Affiliated Fund        Affiliated Fund      Affiliated Fund
 September 30,     Service Providers      Service Providers    Service Providers
--------------------------------------------------------------------------------
2004                 $613,907                 $0                    $0
--------------------------------------------------------------------------------
2003                 $502,457               $50,000                 $0
--------------------------------------------------------------------------------

The "Audit-Related Fees" were billed for services in connection with the assessment of internal controls, agreed-upon procedures and additional related procedures.

                               Non-Audit Services

The following table shows the amount of fees that PWC billed during the Fund's last two fiscal years for non-audit services. For engagements entered into on or after May 6, 2003, the Audit Committee pre-approved all non-audit services that
PWC provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund's operations and financial reporting. The Audit
Committee requested and received information from PWC about any non-audit services that PWC rendered during the Fund's last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating PWC's independence.

--------------------------------------------------------------------------------
                                    Total
                                  Non-Audit
                                Fees billed to
                                 Adviser and
                               Affiliated Fund         Total
                              Service Providers      Non-Audit
                                (engagements        Fees billed
                                   related          to Adviser
                    Total      directly to the     and Affiliated
                  Non-Audit     operations and      Fund Service
                   Billed         financial          Providers
                    Fees         reporting          (all other        Total of
   Fiscal         to Fund       of the Fund)       engagements)       (A), (B
 Year Ended
 September 30,       (A)               (B)                (C)         and (C)
--------------------------------------------------------------------------------
2004                 $6,900          $0             $1,356,816        $1,363,716
--------------------------------------------------------------------------------
2003                 $8,900       $50,000           $5,674,073        $5,732,973
--------------------------------------------------------------------------------

All other engagement fees were billed for services in connection with risk management, tax services and process improvement/integration initiatives for
DeIM and other related entities that provide support for the operations of the fund.

ITEM 5.         AUDIT COMMITTEE OF LISTED REGISTRANTS

                Not Applicable

ITEM 6.         SCHEDULE OF INVESTMENTS

                Not Applicable

ITEM 7.         DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
                CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                Not Applicable

ITEM 8.         PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
                INVESTMENT COMPANY AND AFFILIATED PURCHASERS

                Not Applicable.

ITEM 9.         SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Committee on Independent Trustees/Directors selects and nominates
Independent Trustees/Directors. Fund shareholders may also submit nominees that will be considered by the committee when a Board vacancy occurs. Submissions should be mailed to: c/o Dawn-Marie Driscoll, PO Box 100176, Cape Coral, FL
33910.

ITEM 10.        CONTROLS AND PROCEDURES.

(a) The Chief Executive and Financial Officers concluded that the Registrant's
Disclosure Controls and Procedures are effective based on the evaluation of the
Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant's internal control over financial reporting that occurred during the registrant's last half-year (the registrant's second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal controls over financial reporting.

ITEM 11.        EXHIBITS.

(a)(1)   Code of Ethics  pursuant to Item 2 of Form N-CSR is filed and  attached hereto as EX-99.CODE ETH.

(a)(2)   Certification  pursuant to Rule 30a-2(a) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(a))  is filed  and  attached  hereto  as
         Exhibit 99.CERT.

(b)      Certification  pursuant to Rule 30a-2(b) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(b))  is furnished and attached hereto as
         Exhibit 99.906CERT.

Form N-CSR Item F

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Capital Growth Fund

By:                                 /s/Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               December 6, 2004
                                    ---------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                          Scudder Capital Growth Fund

By:                                 /s/Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               December 6, 2004
                                    ---------------------------

By:                                 /s/Paul Schubert
                                    ---------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               December 6, 2004
                                    ---------------------------